Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Successor [Member]
Net operating loss carry forward	$ 2,079,000
Operating loss carry forward expire date	2028
Predecessor [Member]
Unrecognized tax benefits